Other Postemployment-Weighted Average Assumptions Used to Determine Other Postemployment Benefit Obligations (Detail) (Details) - Other Postemployment Benefit Plans	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.86%	3.10%
Assumed ultimate annual turnover rate	0.50%	0.50%
Rate of compensation increase	4.00%	4.00%